Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities
Other Current Liabilities
25. OTHER CURRENT LIABILITIES
As at December 31 December 31
millions of dollars
2025 2024
Accrued charges $
229 $
189
Accrued interest on long-term debt
137
106
Pension and post-retirement liabilities (note 22)
22
26
Sales and other taxes payable
16
11
Income tax payable
3
4
Other
128
153
$
535 $
489